Revenues - Summary of Breakdown of Revenues by Product Line (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,492,840	€ 1,292,402	€ 1,014,733
Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	923,942	847,311	636,478
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	330,014	263,397	179,490
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	136,769	102,244	87,615
Third Party Brands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	97,792	74,957	82,273
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 4,323	€ 4,493	€ 28,877